INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended										21 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2017
Income tax
Tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Profit tax	$ 41,354	¥ 287,120	¥ 196,529	¥ 113,105
PRC
Income tax
Tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China Lodging Holdings (HK) Limited | Hong Kong
Income tax
Tax rate (as a percent)	16.50%	16.50%
Profit tax		¥ 0
Starway | Hong Kong
Income tax
Tax rate (as a percent)	16.50%	16.50%
Profit tax		¥ 0
IBIS China Investment Limited | Hong Kong
Income tax
Tax rate (as a percent)	16.50%	16.50%
Profit tax		¥ 0
ACL Greater China Limited | Hong Kong
Income tax
Tax rate (as a percent)	16.50%	16.50%
Profit tax		¥ 0
TAHM Investment Limited | Hong Kong
Income tax
Tax rate (as a percent)	16.50%	16.50%
Profit tax		¥ 0
China Lodging Holdings Singapore Pte. Ltd. | Singapore
Income tax
Tax rate (as a percent)	17.00%	17.00%	17.00%	17.00%
Profit tax		¥ 0	¥ 0	¥ 0
Hanting Technology (Suzhou) Co., Ltd | PRC
Income tax
Tax rate (as a percent)											15.00%
Income tax exemption period	2 years	2 years
Period of income tax rate reduction	3 years	3 years
Percentage of tax reduction	50.00%	50.00%
Mengguang Information and Technology (Shanghai) Co., Ltd | PRC
Income tax
Income tax exemption period	2 years	2 years
Period of income tax rate reduction	3 years	3 years
Percentage of tax reduction	50.00%	50.00%